Summary of Regulatory Capital Position (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Capital
Common Equity Tier 1 Capital	$ 71,523	$ 69,937
Tier 1 Capital	76,856	75,716
Total Capital	89,388	87,987
Risk-weighted assets used in the calculation of capital ratios	$ 470,852	$ 460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	15.20%	15.20%
Tier 1 Capital ratio	16.30%	16.50%
Total Capital ratio	19.00%	19.10%
Leverage ratio	4.40%	4.80%
TLAC Ratio	28.60%	28.30%
TLAC Leverage Ratio	7.60%	8.20%